Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flow Changes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows at beginning of year	$ 796	$ 631
Oil and gas sales during period net of production costs and royalties	(193)	(213)
Changes due to prices	82	481
Development costs during the period	168	141
Changes in forecast development costs	(309)	(202)
Changes resulting from extensions, infills and improved recovery	8	73
Changes resulting from discoveries		1
Changes resulting from acquisitions of reserves	0	0
Changes resulting from dispositions of reserves	(5)	(71)
Accretion of discount	80	63
Net change in income tax	0	0
Changes resulting from other changes and technical reserves revisions plus effects on timing	201	(109)
Standardized measure of discounted future net cash flows at end of year	$ 826	$ 796